Non-current and current inventories (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventories [Line Items]
Current raw materials	€ 889	€ 999
Inventories pledged as security for liabilities	95	86
Current finished goods	2,274	2,000
Inventory written Down Provision	578	245
Inventory Held for Compliance Purpose	1,217	1,283
Gas and petroleum products [Member]
Inventories [Line Items]
Current finished goods	1,543	1,287
oil and petroleum [Member]
Inventories [Line Items]
Inventory Held for Compliance Purpose	1,200	1,267
Crude Oil and Oil Products [Member]
Inventories [Line Items]
Inventory written Down Provision	337
Exploration & Production [Member]
Inventories [Line Items]
Current raw materials	1,334	1,441
Chemical products [Member]
Inventories [Line Items]
Current finished goods	€ 547	€ 489